ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) (CNY) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended																											0 Months Ended	12 Months Ended							12 Months Ended								12 Months Ended
	Nov. 10, 2010	Dec. 31, 2012	Dec. 31, 2011 Mr. Dong Yu	Dec. 31, 2012 Bona Advertising	Dec. 31, 2012 Cinema Popular	Dec. 31, 2011 Cinema Popular	Dec. 31, 2012 Zhejiang Bona	Dec. 31, 2012 Bona Xingyi (previously named Beijing Bona Yinglong Culture Agency Co. Ltd.)	Dec. 31, 2012 Beijing Bona Cineplex	Dec. 31, 2012 Bona Youtang	Dec. 31, 2012 Shijiazhuang Cinema	Dec. 31, 2012 Shenzhen Cinema	Dec. 31, 2012 Shanghai Cinema	Dec. 31, 2012 Xi'an Huitong	Dec. 31, 2012 Bona Starlight	Dec. 31, 2012 Shunjing Cinema	Dec. 31, 2012 Huixin Cinema	Dec. 31, 2012 Jinkang Cinema	Dec. 31, 2012 Yuexin Cinema	Dec. 31, 2012 Mangguo Cinema	Dec. 31, 2012 Jingpin Cinema	Dec. 31, 2012 Tianshi Cinema	Dec. 31, 2012 Dongsheng Cinema	Dec. 31, 2012 Tianjin Nongken	Dec. 31, 2012 Shanghai Zhongyuan	Dec. 31, 2012 Suzhou Lifeng	Dec. 31, 2012 Bona Tianjin	Dec. 31, 2012 Fenghua Cinema	Nov. 22, 2010 Baichuan	Dec. 31, 2012 Baichuan	Dec. 31, 2012 Bona Film and Bona Advertising	Dec. 31, 2012 Bona International	Dec. 31, 2012 Alpha Speed Limited	Jul. 01, 2011 Alpha Speed Limited	Dec. 31, 2012 Bona New World	Dec. 31, 2012 Bona New World Mr. Dong Yu	Dec. 31, 2012 Bona New World Minimum item	Dec. 31, 2012 Bona New World Baichuan Minimum	Dec. 31, 2012 Bona Entertainment	Jul. 01, 2008 Bona Entertainment	Dec. 31, 2012 Distribution Workshop BVI	Dec. 31, 2012 Distribution Workshop HK	Dec. 31, 2012 Bona Production	Dec. 31, 2012 DW2	Dec. 31, 2012 Film Investments Limited
ORGANIZATION AND PRINCIPAL ACTIVITIES
Exchange of shares	16
ORGANIZATION AND PRINCIPAL ACTIVITIES
Percentage of legal ownership in subsidiary																																100.00%	100.00%	100.00%	100.00%	93.50%			100.00%	100.00%	51.00%	51.00%	100.00%	100.00%	100.00%
Percentage of legal ownership in VIE				0.00%	50.00%	50.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	100.00%	0.00%															100.00%
Consulting and technical service fees (as a percent)																															0.00%							90.00%
Percentage of outstanding equity interest not pledged																														0.10
Interest-free loan			10
Term of loan		10 years	10 years
Number of nominee shareholders granted by VIEs																																					1